Long-term and Short-term Debt (Long-term and Short-term Outstanding) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Capital lease obligations	$ 7	$ 28
Long-term debt	16,135	17,198
Short-term debt	100	175
Total	16,235	17,373
Senior notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	1.76%
Interest Rate Range Maximum	7.72%
Weighted Average Interest Rate	5.23%
Debt Instrument, Maturity Date Range, Start	Jun. 15, 2015
Debt Instrument, Maturity Date Range, End	Dec. 15, 2044
Long-term Debt	15,317	15,938
Surplus notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.63%
Interest Rate Range Maximum	7.88%
Weighted Average Interest Rate	7.83%
Debt Instrument, Maturity Date Range, Start	Nov. 01, 2015
Debt Instrument, Maturity Date Range, End	Nov. 01, 2025
Long-term Debt	701	701
Other notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	1.34%
Interest Rate Range Maximum	8.00%
Weighted Average Interest Rate	4.41%
Debt Instrument, Maturity Date Range, Start	Sep. 12, 2015
Debt Instrument, Maturity Date Range, End	Nov. 30, 2030
Long-term Debt	$ 110	$ 531